February 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guggenheim Funds Trust (the “Registrant”)

File Nos. 002-19458 and 811-01136

Post-Effective Amendment No. 283 to the Registration Statement

on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies, on behalf of the Registrant, that (1) the forms of the Prospectuses for the Guggenheim Diversified Income Fund and the Guggenheim Capital Stewardship Fund and the Statement of Additional Information for the Guggenheim Capital Stewardship Fund that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission (accepted on the EDGAR system on January 28, 2022).

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (785) 438-3226 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Sincerely,

By: /s/ Amy J. Lee

Amy J. Lee

Vice President and Chief Legal Officer

Guggenheim Funds Trust